Collection Period Ended 30-Nov-2011
Principal Note
Payment Factor
55,451,646.81 0.253411
0.00 1.000000
0.00 1.000000
0.00 1.000000
55,451,646.81
Interest & Principal
Payment
55,484,308.01
140,309.17
319,458.33
134,708.33
$56,078,783.84
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 5
Collection Period (from... to) 1-Nov-2011 30-Nov-2011
Determination Date 13-Dec-2011
Record Date 14-Dec-2011
Distribution Date 15-Dec-2011
30
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Nov-2011 15-Dec-2011 30/360 Days 30
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Nov-2011 15-Dec-2011 Actual/360 Days
1-m Libor 0.249000%
Summary
Initial Beginning Ending Principal per $1000
Face Amount
Class A-1 Notes 495,000,000.00 180,890,021.55 125,438,374.74 112.023529
Balance Balance Balance
0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-2 Notes 469,000,000.00 469,000,000.00 469,000,000.00
0.000000
Total Note Balance
1,547,500,000.00
1,233,390,021.55
1,177,938,374.74
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 1,342,348,203.39 1,286,896,556.58
Yield Supplement Overcollateralization Amount 53,171,320.50 42,405,152.20 40,414,787.34
Pool Balance
1,691,640,220.36
1,384,753,355.59
1,327,311,343.92
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
0.065982
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
0.708333
112.089511
Class A-2 Notes 0.359000% 140,309.17 0.299167 0.299167
Class A-1 Notes 0.216670% 32,661.20
0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-3 Notes 0.850000% 319,458.33
Total
$627,137.03
Available Funds
Distributions
Principal Collections 57,006,476.23 (1) Total Servicing Fee 1,153,961.13
Interest Collections 4,127,736.41 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 18,693.10 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 146,105.53 (3) Interest Distributable Amount Class A Notes 627,137.03
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 55,451,646.81
Available Collections
61,299,011.27 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Total Distribution
Distribution Detail
61,299,011.27
Available Funds
61,299,011.27
(9) Excess Collections to Certificateholders 4,066,266.30
Due Paid Shortfall
Total Servicing Fee 1,153,961.13 1,153,961.13 0.00
Total Trustee Fee
0.00 0.00 0.00
Monthly Interest Distributable Amount 627,137.03 627,137.03 0.00
thereof on Class A-1 Notes 32,661.20 32,661.20 0.00
thereof on Class A-2 Notes 140,309.17 140,309.17 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 627,137.03 627,137.03 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 55,451,646.81 55,451,646.81 0.00
Aggregate Principal Distributable Amount 55,451,646.81 55,451,646.81 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 0.00
minus Net Investment Earnings 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Pool Balance beginning of Collection Period 1,384,753,355.59 57,218
Principal Collections 37,327,308.28
56,197
Principal Collections attributable to Full Pay-offs 19,679,167.95
Principal Purchase Amounts 0.00
Principal Gross Losses 435,535.44
Pool Balance end of Collection Period 1,327,311,343.92
Pool Factor 78.46%
As of Cutoff Date Current
Weighted Average APR 3.62% 3.60%
Weighted Average Number of Remaining Payments 45.89 41.02
Weighted Average Seasoning (months) 13.28 18.73
Delinquency Profile *
Amount Number of Receivables Percentage Current
1,322,434,489.17 56,031 99.63%
31-60 Days Delinquent 3,663,627.16 126 0.28%
61-90 Days Delinquent 775,526.09 28 0.06%
91-120 Days Delinquent 437,701.50 12 0.03%
Total 1,327,311,343.92 56,197 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 435,535.44
Principal Net Liquidation Proceeds 18,416.20
Principal Recoveries 144,349.86
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.064%
Principal Net Losses 272,769.38
Cumulative Principal Net Losses 1,082,361.45